Change in Accounting Principle - Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 10,030	$ 10,039	$ 8,705
Gains (losses) on sales of assets	(264)	476	626
General and administrative	335	333	322
Depreciation, depletion and amortization	1,737	1,697	1,698
Gain (loss) on sale of oil and natural gas properties	0
Impairments	131	814	563
Other operating expenses	0	416	377
Total Operating Expenses	9,648	10,177	11,961
INCOME (LOSS) FROM OPERATIONS	382	(138)	(3,256)
Interest expense	(633)	(601)	(528)
Other income	67	6	5
Total Other Expense	(164)	(362)	(424)
INCOME (LOSS) BEFORE INCOME TAXES	218	(500)	(3,680)
NET INCOME (LOSS)	228	(502)	(3,490)
Net income attributable to noncontrolling interests	(2)	(3)	(3)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	226	(505)	(3,493)
Earnings allocated to participating securities	(1)	0	0
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ 133	$ (631)	$ (4,018)
Earnings (loss) per common share basic (in usd per share)	$ 0.15	$ (0.70)	$ (5.26)
Earnings (loss) per common share diluted (in usd per share)	$ 0.15	$ (0.70)	$ (5.26)
Other [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 63	$ 67	$ 207
Exploration [Member]
Condensed Income Statements, Captions [Line Items]
Cost of goods and services	162	235	1,455
As Previously Reported Under Full Cost [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	10,231	9,496	7,872
Gains (losses) on sales of assets	0	0	0
General and administrative	280	262	240
Depreciation, depletion and amortization	1,145	995	1,107
Gain (loss) on sale of oil and natural gas properties	578
Impairments	53	5	3,025
Other operating expenses	10	413	365
Total Operating Expenses	9,349	8,357	12,283
INCOME (LOSS) FROM OPERATIONS	882	1,139	(4,411)
Interest expense	(487)	(426)	(296)
Other income	70	9	19
Total Other Expense	(15)	(184)	(178)
INCOME (LOSS) BEFORE INCOME TAXES	867	955	(4,589)
NET INCOME (LOSS)	877	953	(4,399)
Net income attributable to noncontrolling interests	(4)	(4)	9
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	873	949	(4,390)
Earnings allocated to participating securities	(6)	(10)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ 775	$ 813	$ (4,915)
Earnings (loss) per common share basic (in usd per share)	$ 0.85	$ 0.90	$ (6.43)
Earnings (loss) per common share diluted (in usd per share)	$ 0.85	$ 0.90	$ (6.43)
As Previously Reported Under Full Cost [Member] | Other [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 0	$ 0	$ 0
As Previously Reported Under Full Cost [Member] | Exploration [Member]
Condensed Income Statements, Captions [Line Items]
Cost of goods and services	0	0	0
Successful Efforts Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(201)	543	833
Gains (losses) on sales of assets	(264)	476	626
General and administrative	55	71	82
Depreciation, depletion and amortization	592	702	591
Gain (loss) on sale of oil and natural gas properties	(578)
Impairments	78	809	(2,462)
Other operating expenses	(10)	3	12
Total Operating Expenses	299	1,820	(322)
INCOME (LOSS) FROM OPERATIONS	(500)	(1,277)	1,155
Interest expense	(146)	(175)	(232)
Other income	(3)	(3)	(14)
Total Other Expense	(149)	(178)	(246)
INCOME (LOSS) BEFORE INCOME TAXES	(649)	(1,455)	909
NET INCOME (LOSS)	(649)	(1,455)	909
Net income attributable to noncontrolling interests	2	1	(12)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE	(647)	(1,454)	897
Earnings allocated to participating securities	5	10
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ (642)	$ (1,444)	$ 897
Earnings (loss) per common share basic (in usd per share)	$ (0.70)	$ (1.60)	$ 1.17
Earnings (loss) per common share diluted (in usd per share)	$ (0.70)	$ (1.60)	$ 1.17
Successful Efforts Adjustment [Member] | Other [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 63	$ 67	$ 207
Successful Efforts Adjustment [Member] | Exploration [Member]
Condensed Income Statements, Captions [Line Items]
Cost of goods and services	$ 162	$ 235	$ 1,455